One Commerce Square
Philadelphia, PA 19103

Delaware Investments
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1933 Act Rule 497(j)
File No. 2-28871
1940 Act File No. 811-1485

September 4, 2001

Filed via EDGAR (CIK #0000027937)
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Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 2-28871
     DELAWARE GROUP EQUITY FUNDS III
     DELAWARE AMERICAN SERVICES FUND
     DELAWARE FOCUSED GROWTH FUND
     DELAWARE RESEARCH FUND
     DELAWARE TECHNOLOGY AND INNOVATION FUND
     DELAWARE TREND FUND
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Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 64, the most recent Post-Effective Amendment of Delaware Group Equity Funds III. Post-Effective Amendment No. 64 was filed electronically with the Commission on August 29, 2001 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Kathryn R. Williams
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Kathryn R. Williams
Assistant Vice President/
Assistant Secretary/Counsel